UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                   DATE OF REPORTING PERIOD: JANUARY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES                                                         VALUE $
------                                                         -------
                  COMMON STOCK -- 98.5%
                  BERMUDA -- 1.0%

 79,000           Assured Guaranty                           3,073,890
 12,200           Everest Re Group                           2,683,146
  7,620           RenaissanceRe Holdings                     1,038,758
 52,200           Validus Holdings                           2,975,400
                                                           -----------
                                                             9,771,194

                  CANADA -- 1.1%
391,300           Athabasca Oil (1)                            499,180
 16,500           BCE                                          743,816
102,800           Bonavista Energy                             364,985
 18,500           Cameco                                       235,577
 11,700           Capital Power                                221,907
 39,700           Centerra Gold                                196,174
 29,200           CGI Group Class A (1)                      1,404,068
 34,400           CI Financial                                 719,063
134,800           Crew Energy (1)                              599,802
 15,200           Dominion Diamond                             152,204
118,800           Eldorado Gold                                419,965
 23,300           Genworth MI Canada                           584,268
 24,300           Goldcorp                                     392,908
 33,300           IAMGOLD (1)                                  154,057
105,100           Kinross Gold (1)                             409,496
125,200           MEG Energy (1)                               650,415
 24,700           Nevsun Resources                              77,825
 34,800           Open Text                                  1,191,156
 86,700           SEMAFO (1)                                   323,147
 26,200           Silver Standard Resources (1)                276,849
 87,700           Surge Energy                                 190,059
 95,100           Yamana Gold                                  314,259
                                                            ----------
                                                            10,121,180

                  ISRAEL -- 0.3%
 33,100           Check Point Software
                   Technologies (1)                          3,269,287
                                                            ----------

                  UNITED KINGDOM -- 0.2%
 81,300           Noble                                        548,775
 50,700           Rowan Class A (1)                            908,544
                                                            ----------
                                                             1,457,319

                  UNITED STATES -- 95.9%
                  CONSUMER DISCRETIONARY -- 13.3%
  9,100           Abercrombie & Fitch Class A                  105,651
 16,806           Amazon.com (1)                            13,839,405
 40,300           American Eagle Outfitters                    608,933
 51,100           Bed Bath & Beyond                          2,061,885
 29,200           Best Buy                                   1,299,984
 18,200           Big 5 Sporting Goods                         280,280
 12,300           Brinker International                        547,350
 57,500           Buckle                                     1,216,125
  9,400           Carter's                                     787,250
 14,100           Cato Class A                                 357,999
  4,600           Cheesecake Factory                           277,196
 25,400           Coach                                        948,690
 72,300           Comcast Class A                            5,452,866
  3,200           Cooper-Standard Holdings (1)                 336,896
  3,600           Cracker Barrel Old Country Store             569,016
 41,500           Darden Restaurants                         3,041,120
 34,200           Delphi Automotive                          2,396,052
 17,100           Foot Locker                                1,172,034
 28,800           Ford Motor                                   355,968
 13,600           Fossil Group (1)                             347,752
 26,100           GameStop Class A                             639,189
 26,700           Gannett                                      256,854
 59,400           Gap                                        1,367,982
 47,000           Garmin                                     2,269,630
 32,500           General Motors                             1,189,825
 18,500           Gentex                                       386,465
 27,800           Genuine Parts                              2,691,318
 40,200           GNC Holdings Class A                         356,574
 12,000           Hasbro                                       990,120
 28,800           Hillenbrand                                1,052,640
 51,093           Home Depot                                 7,029,375
 18,700           John Wiley & Sons Class A                  1,030,370
 25,200           Kohl's                                     1,003,716
 45,600           L Brands                                   2,745,576
 11,800           LCI Industries                             1,295,050
  8,900           Lear                                       1,264,601
 20,583           Leggett & Platt                              982,221
 65,300           Lowe's                                     4,772,124
 41,000           Mattel                                     1,074,610
 53,081           McDonald's                                 6,506,138
 17,300           Meredith                                   1,060,490
 21,300           Michael Kors Holdings (1)                    911,853
  6,700           Netflix (1)                                  942,757
 14,400           New Media Investment Group                   219,456
 29,100           Nike Class B                               1,539,390
 40,600           Omnicom Group                              3,477,390
 16,800           PetMed Express                               355,992
  4,600           Polaris Industries                           386,722
  2,088           Priceline Group (1)                        3,288,871
 17,300           Ralph Lauren Class A                       1,529,839
 21,800           Ross Stores                                1,441,198
 44,100           Scripps Networks Interactive Class A       3,358,656
  5,700           Sherwin-Williams                           1,731,717
 53,800           Staples                                      494,960
 61,700           Starbucks                                  3,407,074
 36,300           Steven Madden (1)                          1,277,760
 39,000           Target                                     2,514,720
 12,852           Thor Industries                            1,330,182
 47,300           TJX                                        3,543,716

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES                                                         VALUE $
------                                                         -------
 24,100         Tupperware Brands                            1,454,676
 32,900         Urban Outfitters (1)                           873,166
 42,900         VF                                           2,208,492
 38,000         Viacom Class B                               1,601,320
 14,600         Vitamin Shoppe (1)                             316,090
 67,272         Walt Disney                                  7,443,647
 35,200         Williams-Sonoma                              1,696,992
 12,900         Yum China Holdings (1)                         354,492
 12,900         Yum! Brands                                    845,337
                                                           -----------
                                                           124,513,785

                CONSUMER STAPLES -- 10.2%
100,100         Altria Group                                 7,125,118
 54,800         Archer-Daniels-Midland                       2,425,448
 24,900         Campbell Soup                                1,549,527
 12,500         Clorox                                       1,500,000
243,216         Coca-Cola                                   10,110,489
 75,282         Colgate-Palmolive                            4,861,711
  2,973         Costco Wholesale                               487,423
 18,317         CVS Health                                   1,443,563
 29,100         Dr. Pepper Snapple Group                     2,653,920
 70,400         Flowers Foods                                1,415,744
 84,300         General Mills                                5,267,064
 45,800         Kimberly-Clark                               5,547,754
 17,200         Mead Johnson Nutrition Class A               1,211,912
  5,400         Medifast                                       227,718
 23,200         Nu Skin Enterprises Class A                  1,203,616
 99,524         PepsiCo                                     10,328,601
 88,591         Philip Morris International                  8,516,253
161,911         Procter & Gamble                            14,183,404
 12,000         Universal                                      816,000
 21,200         USANA Health Sciences (1)                    1,320,760
 54,941         Walgreens Boots Alliance                     4,501,866
131,723         Wal-Mart Stores                              8,791,193
                                                           -----------
                                                            95,489,084

                ENERGY -- 6.9%
 10,800         Anadarko Petroleum                             750,924
 65,000         Atwood Oceanics                                790,400
 18,200         Bristow Group                                  321,412
 25,200         CARBO Ceramics (1)                             357,840
 93,963         Chevron                                     10,462,780
180,100         Cobalt International Energy (1)                176,642
 34,700         ConocoPhillips                               1,691,972
 24,300         Diamond Offshore Drilling (1)                  398,034
 52,300         Ensco Class A                                  571,116
 15,300         EOG Resources                                1,554,174
229,290         ExxonMobil                                  19,235,138
 19,000         Halliburton                                  1,074,830
 53,600         Hess                                         2,904,048
 42,700         Hornbeck Offshore Services (1)                 309,575
 47,500         Kinder Morgan                                1,061,150
200,000         Marathon Oil                                 3,350,000
 37,500         Marathon Petroleum                           1,801,875
 19,600         Murphy Oil                                     566,636
  3,000         National Oilwell Varco                         113,430
 87,833         Occidental Petroleum                         5,952,443
 24,900         Oceaneering International                      693,465
  7,679         Phillips 66                                    626,760
  3,000         Pioneer Natural Resources                      540,690
 21,400         Renewable Energy Group (1)                     186,180
 49,572         Schlumberger                                 4,149,672
 36,000         Transocean (1)                                 502,920
 54,700         Valero Energy                                3,597,072
 75,600         Whiting Petroleum (1)                          838,404
                                                           -----------
                                                            64,579,582

                FINANCIALS -- 12.6%
  1,200         Affiliated Managers Group                      182,832
 56,600         Aflac                                        3,961,434
 77,200         Ally Financial                               1,630,464
 32,200         American Equity Investment Life
                  Holding                                      759,920
 56,827         American Express                             4,340,446
 12,000         American Financial Group                     1,034,040
  3,900         American International Group                   250,614
 11,700         Artisan Partners Asset Management
                  Class A                                      338,715
408,150         Bank of America                              9,240,516
  7,500         BB&T                                           346,425
 65,700         Berkshire Hathaway Class B (1)              10,783,998
 33,100         Capital One Financial                        2,892,609
 11,100         Chubb                                        1,459,539
171,642         Citigroup                                    9,582,773
 23,100         CNO Financial Group                            436,821
  2,500         Credit Acceptance (1)                          513,200
 35,818         Discover Financial Services                  2,481,471
 14,300         Eaton Vance                                    599,599
  7,500         Equifax                                        879,600
  3,900         FactSet Research Systems                       674,895
  8,944         FBL Financial Group Class A                    624,291
 27,600         Federated Investors Class B                    717,876
  9,300         Federated National Holding                     170,562
 34,600         Fifth Third Bancorp                            903,060
 18,800         First American Financial                       706,504
 43,600         Franklin Resources                           1,732,664
  7,900         Getty Realty REIT                              203,741
 19,304         Goldman Sachs Group                          4,426,793
  4,300         HCI Group                                      177,848
  8,500         Horace Mann Educators                          351,475
  7,800         Jack Henry & Associates                        700,284
210,663         JPMorgan Chase                              17,828,410
 10,300         KeyCorp                                        185,091
 17,700         LaSalle Hotel Properties REIT                  534,009
 18,800         Lincoln National                             1,269,188

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES                                                         VALUE $
------                                                         -------
 14,500         Marsh & McLennan                               986,290
 28,200         MBIA (1)                                       287,640
  2,600         MetLife                                        141,466
119,600         Morgan Stanley                               5,081,804
  1,200         National Western Life Group Class A            351,780
 19,100         OFG Bancorp                                    253,075
 31,900         Paychex                                      1,923,251
  5,200         PNC Financial Services Group                   626,392
 56,300         Principal Financial Group                    3,214,167
 11,900         Prosperity Bancshares                          864,297
  8,500         Public Storage REIT                          1,827,500
 11,900         Regions Financial                              171,479
 26,600         T. Rowe Price Group                          1,793,904
  7,200         TD Ameritrade Holding                          332,280
 18,300         Torchmark                                    1,345,782
 13,151         U.S. Bancorp                                   692,400
 27,203         Universal Insurance Holdings                   711,359
 40,600         Voya Financial                               1,632,932
 37,700         Waddell & Reed Financial Class A               680,485
210,072         Wells Fargo                                 11,833,356
                                                           -----------
                                                           117,673,346

                HEALTHCARE -- 14.5%
 41,000         Abbott Laboratories                          1,712,570
118,581         AbbVie                                       7,246,485
 36,916         Aetna                                        4,378,607
 61,217         Amgen                                        9,591,479
  5,500         Anthem                                         847,770
  4,100         Becton Dickinson                               726,889
  6,762         Biogen (1)                                   1,874,697
 31,071         Bristol-Myers Squibb                         1,527,450
 28,300         Cardinal Health                              2,121,368
 22,000         Celgene (1)                                  2,555,300
 43,500         Cerner (1)                                   2,336,385
  4,500         Chemed                                         747,405
 47,400         Chimerix (1)                                   257,856
  4,000         CR Bard                                        949,320
 13,200         Edwards Lifesciences (1)                     1,270,368
 12,561         Eli Lilly                                      967,574
 88,024         Express Scripts Holding (1)                  6,063,093
 88,704         Gilead Sciences                              6,426,605
 27,900         Globus Medical Class A (1)                     735,444
  2,700         Idexx Laboratories (1)                         330,291
159,184         Johnson & Johnson                           18,027,588
 26,900         McKesson                                     3,743,135
 17,600         MEDNAX (1)                                   1,202,960
102,069         Medtronic                                    7,759,285
201,707         Merck                                       12,503,817
 37,500         Myriad Genetics (1)                            606,750
414,147         Pfizer                                      13,140,884
 50,721         Quest Diagnostics                            4,662,274
 14,900         ResMed                                       1,006,346
  5,699         Stryker                                        703,998
 13,300         Taro Pharmaceutical Industries (1)           1,389,717
 10,000         United Therapeutics (1)                      1,636,300
 64,500         UnitedHealth Group                          10,455,450
 26,800         Universal Health Services Class B            3,018,484
  3,700         VCA (1)                                        335,220
 14,408         Waters (1)                                   2,040,893
 23,100         Zoetis Class A                               1,269,114
                                                           -----------
                                                           136,169,171

                INDUSTRIALS -- 9.6%
 24,335         3M                                           4,254,245
 14,400         Alaska Air Group                             1,351,008
 35,200         AMETEK                                       1,798,720
 23,100         Applied Materials                              791,175
 30,200         Boeing                                       4,935,284
 19,700         BorgWarner                                     804,351
  2,900         Carlisle                                       316,419
  6,900         Caterpillar                                    660,054
 21,700         CH Robinson Worldwide                        1,650,502
 35,600         CSX                                          1,651,484
 36,700         Cummins                                      5,395,267
 30,900         Danaher                                      2,593,128
 53,000         Delta Air Lines                              2,503,720
 32,800         Deluxe                                       2,389,480
  2,300         Dover                                          178,825
 13,994         Dun & Bradstreet                             1,715,944
 46,400         Eaton                                        3,284,192
  5,700         EnerSys                                        444,315
 29,400         Expeditors International of Washington       1,531,152
 15,450         Fortive                                        854,540
  5,600         General Dynamics                             1,014,048
301,089         General Electric                             8,942,343
 24,100         Greenbrier                                   1,054,375
  9,000         HEICO                                          692,550
 39,391         Honeywell International                      4,660,743
 19,600         Huntington Ingalls Industries                3,801,616
  5,100         IDEX                                           459,816
  8,800         Illinois Tool Works                          1,119,360
 21,500         JetBlue Airways (1)                            421,615
 25,100         Kla-Tencor                                   2,136,261
 35,700         Knoll                                          932,127
 14,800         Lockheed Martin                              3,719,684
  8,700         ManpowerGroup                                  830,502
  6,900         Norfolk Southern                               810,474
  9,500         Northrop Grumman                             2,176,260
 21,200         Parker Hannifin                              3,119,156
 54,000         Pitney Bowes                                   859,680
  6,400         Raytheon                                       922,624
 36,100         Robert Half International                    1,698,866
  7,300         Snap-on                                      1,325,169

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES                                                         VALUE $
------                                                         -------
 14,400         Toro                                           848,592
 38,300         Union Pacific                                4,082,014
 18,900         United Continental Holdings (1)              1,331,883
 10,564         United Parcel Service Class B                1,152,849
 15,195         United Technologies                          1,666,436
  6,300         Verisk Analytics Class A (1)                   520,632
                                           -              ------------
                                                            89,403,480

                INFORMATION TECHNOLOGY -- 22.4%
 42,952         Accenture Class A                            4,890,944
100,500         Activision Blizzard                          4,041,105
  4,200         Adobe Systems (1)                              476,196
 15,249         Alphabet Class A (1)                        12,507,077
 14,594         Alphabet Class C (1)                        11,628,353
 56,630         Amdocs                                       3,324,747
284,673         Apple                                       34,545,068
 17,200         Automatic Data Processing                    1,737,028
 11,100         Broadcom Class A                             2,214,450
108,300         CA                                           3,386,541
371,185         Cisco Systems                               11,402,803
 43,100         Cognizant Technology Solutions
                  Class A (1)                                2,266,629
 12,800         CSG Systems International                      619,520
116,900         eBay (1)                                     3,720,927
 94,400         Facebook Class A (1)                        12,302,208
  8,400         Fiserv (1)                                     902,412
 17,000         Hewlett Packard Enterprise                     385,560
337,774         Intel                                       12,436,839
 64,994         International Business Machines             11,342,753
 12,600         Intuit                                       1,494,108
 17,600         j2 Global                                    1,475,056
 39,900         Mastercard Class A                           4,242,567
 23,900         Maxim Integrated Products                    1,063,072
413,250         Microsoft                                   26,716,613
 41,400         NetApp                                       1,586,448
 12,000         NVIDIA                                       1,310,160
249,581         Oracle                                      10,010,694
 29,100         PayPal Holdings (1)                          1,157,598
147,877         QUALCOMM                                     7,901,068
  5,200         Symantec                                       143,260
  7,600         Synaptics (1)                                  428,488
 45,400         Teradata (1)                                 1,332,944
 21,700         Tessera Holding                                980,840
 64,722         Texas Instruments                            4,889,100
 70,800         Visa Class A                                 5,855,868
210,400         Western Union                                4,119,632
 10,700         Yahoo! (1)                                     471,549
                                                          ------------
                                                           209,310,225

                MATERIALS -- 2.4%
  1,091         AdvanSix (1)                                    28,028
 51,500         Bemis                                        2,509,080
 17,600         Celanese Class A                             1,485,440
  1,900         Chase                                          167,200
 87,100         Dow Chemical                                 5,193,773
  6,900         Eagle Materials                                721,602
  2,200         Eastman Chemical                               170,500
 59,700         LyondellBasell Industries Class A            5,568,219
 16,100         Newmont Mining                                 584,108
 26,400         Packaging Corp. of America                   2,433,552
 16,800         Rayonier Advanced Materials                    227,976
 11,400         Schweitzer-Mauduit International               505,362
 46,900         Sonoco Products                              2,577,155
  3,400         Terra Nitrogen LP                              384,200
                                                          ------------
                                                            22,556,195

                REAL ESTATE -- 0.3%
    800         American Tower Class A REIT                     82,800
 26,054         Chesapeake Lodging Trust REIT                  666,982
  9,400         Life Storage REIT                              765,630
  9,840         Quality Care Properties REIT (1)               181,647
 47,000         Summit Hotel Properties                        744,010
                                                          ------------
                                                             2,441,069

                TELECOMMUNICATION SERVICES -- 1.9%
247,527         AT&T                                        10,435,739
154,030         Verizon Communications                       7,549,010
                                                          ------------
                                                            17,984,749

                UTILITIES -- 1.8%
128,400         AES                                          1,468,896
  2,900         Ameren                                         152,685
 11,200         Consolidated Edison                            832,720
  8,400         Edison International                           612,192
 96,471         Emerson Electric                             5,658,989
 21,900         Entergy                                      1,568,916
 27,500         Exelon                                         986,700
 15,800         NextEra Energy                               1,954,776
 12,900         PG&E                                           798,381
 43,700         Public Service Enterprise Group              1,933,725
  6,500         Sempra Energy                                  665,535
 30,800         Vivint Solar (1)                                93,940
                                                          ------------
                                                            16,727,455
                                                          ------------
                Total United States                        896,848,141
                                                          ------------
                TOTAL COMMON STOCK
                 (Cost $680,726,492)                       921,467,121
                                                          ------------
                TOTAL INVESTMENTS -- 98.5%
                 (Cost $680,726,492)*                      921,467,121
                                                          ------------
                OTHER ASSETS LESS
                 LIABILITIES -- 1.5%                        14,262,682
                                                          ------------
                NET ASSETS -- 100%                        $935,729,803
                                                          ------------

(1)  Denotes non-income producing security.

* At January 31, 2017, the tax basis cost of the Fund's investments was $680,726,492, and the unrealized appreciation and depreciation were $249,361,536 and $(8,620,907), respectively.

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

The open futures contracts held by the Fund at January 31, 2017, are as follows:

--------------------------------------------------------------------------------
                              NUMBER OF                             UNREALIZED
TYPE OF                       CONTRACTS          EXPIRATION        APPRECIATION
CONTRACT                     LONG (SHORT)           DATE          (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI             49               Mar-2017           $  79,721
                                                                     =========

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

-----------------------------------------------------------------------------------------------------
                                                                                       UNREALIZED
                              SETTLEMENT         CURRENCY          CURRENCY          APPRECIATION
COUNTERPARTY                     DATE           TO DELIVER        TO RECEIVE        (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Canadian Imperial Bank        02/15/17       CAD 14,879,235     USD 11,136,568        $ (299,540)
                                                                                      ===========

CAD -- Canadian Dollar
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
S&P -- Standard & Poor's
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS
JANUARY 31, 2017 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2017, in valuing the Schroder Funds' investments carried at value:



SCHRODER NORTH AMERICAN EQUITY FUND
INVESTMENTS IN SECURITIES(1)                  LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                           -------------     -----------     -----------     --------------
  Common Stock(2)                          $ 921,467,121     $       --      $       --      $ 921,467,121
                                           -------------     -----------     -----------     --------------
Total Investments in Securities            $ 921,467,121     $       --      $       --      $ 921,467,121
                                           =============     ===========     ===========     ==============

OTHER FINANCIAL INSTRUMENTS                   LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                           -------------     -----------     -----------     --------------
  Futures -- Unrealized Appreciation       $      79,271     $       --      $       --      $      79,271
  Forwards -- Unrealized Depreciation                 --       (299,540)             --           (299,540)
                                           -------------     -----------     -----------     --------------
Total Other Financial Instruments          $      79,271     $ (299,540)     $       --      $    (220,269)
                                           =============     ===========     ===========     ==============

(1) There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2) All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

SCH-QH-002-0100

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Schroder Global Series Trust

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: March 31, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: March 31, 2017


By (Signature and Title)                            /s/ Stephen Connors
                                                    ----------------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO
Date: March 31, 2017